Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2024
Risks and Concentration
Summary of customers with greater than 10% of the accounts receivable and suppliers contributed more than 10% of total purchases

	Year ended December 31,
	2022	2023	2024
Supplier A	15%	*	*
Supplier B	*	11%	11%